Reserves for Losses and Loss Adjustment Expenses (Tables)	3 Months Ended
Mar. 31, 2025
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table presents a reconciliation of reserves for losses and loss adjustment expenses for the three months ended March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Reserves for losses and loss adjustment expenses, beginning of period	$3,134.3	$2,448.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,255.6)	(1,108.6)
Net reserves for losses and loss adjustment expenses, beginning of period	1,878.7	1,340.3
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	470.0	249.3
Prior years	(40.8)	(67.0)
Total incurred	429.2	182.3
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(89.4)	(6.0)
Prior years	(610.9)	(101.3)
Total paid	(700.3)	(107.3)
Foreign exchange	8.9	(9.4)
Net reserves for losses and loss adjustment expenses, end of period	1,616.5	1,405.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,491.9	1,135.2
Reserves for losses and loss adjustment expenses, end of period	$3,108.4	$2,541.1